Other Long-Term Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other Long-Term Assets
Deposit for land use rights (Note a)		¥ 458,447	¥ 1,873,553
Prepayment for investments (Note b)		895	57,000
Others		51,479	5,754
Total	$ 73,574	¥ 510,821	¥ 1,936,307